Horizon Active Asset Allocation Fund
Schedule of Investments
August 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 94.5%	Shares	Value
Communication Services Select Sector SPDR Fund	476	$41,564
Consumer Discretionary Select Sector SPDR Fund	285	53,329
Energy Select Sector SPDR Fund	585,697	53,462,422
Health Care Select Sector SPDR Fund	274	43,073
Invesco QQQ Trust Series 1	265,275	126,342,524
iShares Core Dividend Growth ETF (a)	1,437,852	89,348,123
iShares Core MSCI International Developed Markets ETF (a)	634,925	44,451,099
iShares Core S&P Mid-Cap ETF	1,580,644	97,826,057
iShares MSCI Canada ETF (a)	276,528	11,196,619
iShares MSCI EAFE ETF (a)	510	42,320
iShares MSCI Japan ETF (a)	1,065,847	76,709,009
iShares MSCI USA Minimum Volatility ETF	746,923	68,209,008
iShares MSCI USA Quality Factor ETF	802,358	142,643,205
iShares U.S. Aerospace & Defense ETF	291	42,984
JPMorgan BetaBuilders Europe ETF	535,732	33,456,463
SPDR Portfolio Emerging Markets ETF	1,131,367	43,659,453
SPDR Portfolio S&P 500 Growth ETF (e)	2,628,976	212,289,812
SPDR Portfolio S&P 500 Value ETF	1,080	56,776
SPDR S&P Regional Banking ETF (a)	377,512	21,831,519
Technology Select Sector SPDR Fund	362	79,760
VanEck Semiconductor ETF (a)	41,498	10,103,103
WisdomTree Japan Hedged Equity Fund (a)	241	25,912
TOTAL EXCHANGE TRADED FUNDS (Cost $912,610,663)		1,031,914,134

COMMON STOCKS - 5.0%	Shares	Value
Consumer Discretionary Products - 0.2%
Tesla, Inc. (b)	10,304	2,206,190

Financial Services - 0.1%
Fair Isaac Corp. (b)	508	878,977

Health Care - 0.1%
Intuitive Surgical, Inc. (b)	1,727	850,772

Industrial Products - 0.3%
Amphenol Corp. - Class A	10,396	701,210
General Electric Co.	4,185	730,785
Hitachi Ltd. - ADR (b)	12,440	609,311
nVent Electric PLC	13,421	912,091
TE Connectivity, Ltd.	4,373	671,693
		3,625,090

Media - 0.5%
Alphabet, Inc. - Class C	4,627	763,964
GoDaddy, Inc. - Class A (b)	3,753	628,290
Meta Platforms, Inc. - Class A	6,116	3,188,332
Netflix, Inc. (b)	1,743	1,222,453
		5,803,039

Real Estate - 0.0%(c)
Digital Realty Trust, Inc.	3,649	553,225

Retail & Wholesale - Discretionary - 0.5%
Alibaba Group Holding Ltd. - ADR	6,745	562,128
Amazon.com, Inc. (b)	28,372	5,064,402
		5,626,530

Software & Tech Services - 0.8%
Autodesk, Inc. (b)	3,164	817,578
Cadence Design Systems, Inc. (b)	2,560	688,461
Fortinet, Inc. (b)	11,203	859,382
Intuit, Inc.	1,362	858,414
Microsoft Corp.	2,398	1,000,302
Oracle Corp.	9,003	1,272,034
Palo Alto Networks, Inc. (b)	2,546	923,485
Salesforce, Inc.	3,875	979,987
ServiceNow, Inc. (b)	1,234	1,055,070
Synopsys, Inc. (b)	1,338	695,198
		9,149,911

Tech Hardware & Semiconductors - 2.4%
Advanced Micro Devices, Inc. (b)	8,024	1,192,045
Advantest Corp. - ADR (a)(b)	15,420	709,937
Analog Devices, Inc.	3,421	803,388
Applied Materials, Inc.	4,583	904,043
Arista Networks, Inc. (b)	2,580	911,720
ARM Holdings PLC - ADR (b)	4,241	563,544
ASML Holding NV	550	497,129
Broadcom, Inc.	19,360	3,152,195
Fabrinet (b)	2,198	535,543
KLA Corp.	1,060	868,596
Lam Research Corp.	907	744,656
Microchip Technology, Inc.	7,311	600,672
Micron Technology, Inc.	6,832	657,512
Monolithic Power Systems, Inc.	937	875,795
NVIDIA Corp.	46,190	5,513,700
NXP Semiconductors NV	2,692	690,121
ON Semiconductor Corp. (b)	9,268	721,699
Onto Innovation, Inc. (b)	4,958	1,057,145
Pure Storage, Inc. - Class A (b)	17,701	907,884
QUALCOMM, Inc.	5,347	937,329
Super Micro Computer, Inc. (b)	929	406,623
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	11,077	1,901,921
Western Digital Corp. (b)	8,677	569,124
		25,722,321

Utilities - 0.1%
Constellation Energy Corp.	5,092	1,001,596
TOTAL COMMON STOCKS (Cost $50,880,630)		55,417,651

SHORT-TERM INVESTMENTS - 11.6%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 11.1%
First American Government Obligations Fund - Class X, 5.14% (d)	120,536,491	120,536,491

Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 5.18% (d)	5,671,042	5,671,042
TOTAL SHORT-TERM INVESTMENTS (Cost $126,207,533)		126,207,533

TOTAL INVESTMENTS - 111.1% (Cost $1,089,698,826)		1,213,539,318
Liabilities in Excess of Other Assets - (11.1)%		(121,605,819)
TOTAL NET ASSETS - 100.0%		$1,091,933,499

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $118,893,476 which represented 10.9% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	All or portion of the security is segregated as collateral at the broker on August 31, 2024. The value of the securities segregated as collateral is $8,882,500, which is 0.81% of total net assets.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Active Asset Allocation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,031,914,134	$–	$–	$1,031,914,134
Common Stocks	55,417,651	–	–	55,417,651
Investments Purchased with Proceeds from Securities Lending	120,536,491	–	–	120,536,491
Money Market Funds	5,671,042	–	–	5,671,042
Total Investments	$1,213,539,318	$–	$–	$1,213,539,318

Refer to the Schedule of Investments for further disaggregation of investment categories.